Leases - Summary of Change in Right-of-Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	$ 316,867
Property, plant and equipment including right-of-use assets at end of period	547,098
Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at end of period	80,749
Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at end of period	70,981
Machinery and equipment
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	9,896
Property, plant and equipment including right-of-use assets at end of period	9,768
Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at end of period	9,768
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, ending balance	69,178
Gross carrying amount | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	173,046
Addition	8,214
Cancellations	(12,140)
Remeasurement	(288)
Effect of foreign currency exchange differences	(5,145)
Property, plant and equipment including right-of-use assets at end of period	163,687
Gross carrying amount | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	122,613
Addition	4,768
Cancellations	(10,858)
Remeasurement	0
Effect of foreign currency exchange differences	(4,063)
Property, plant and equipment including right-of-use assets at end of period	112,460
Gross carrying amount | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	50,433
Addition	3,446
Cancellations	(1,282)
Remeasurement	(288)
Effect of foreign currency exchange differences	(1,082)
Property, plant and equipment including right-of-use assets at end of period	51,227
Gross carrying amount | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	141,448
Addition	43,503
Reclassification to inventory	(42,380)
Effect of foreign currency exchange differences	(4,716)
Gross lease liabilities, ending balance	137,855
Accumulated depreciation and amortisation | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(74,828)
Cancellations	3,981
Effect of foreign currency exchange differences	1,460
Depreciation expense	(13,235)
Depreciation expense capitalized to inventory	316
Property, plant and equipment including right-of-use assets at end of period	(82,938)
Accumulated depreciation and amortisation | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(34,291)
Cancellations	2,913
Effect of foreign currency exchange differences	1,319
Depreciation expense	(11,420)
Depreciation expense capitalized to inventory	0
Property, plant and equipment including right-of-use assets at end of period	(41,479)
Accumulated depreciation and amortisation | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(40,537)
Cancellations	1,068
Effect of foreign currency exchange differences	141
Depreciation expense	(1,815)
Depreciation expense capitalized to inventory	316
Property, plant and equipment including right-of-use assets at end of period	(41,459)
Accumulated depreciation and amortisation | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(73,517)
Reclassification to inventory	5,930
Effect of foreign currency exchange differences	1,099
Depreciation expense	(2,189)
Gross lease liabilities, ending balance	$ (68,677)